Innovator McKinley Income Fund
Innovator McKinley Income Fund
Innovator McKinley Income Fund (the “Fund”)

Supplement to the Fund’s Investor Class Prospectus and

Statement of Additional Information (“SAI”)

dated March 30, 2015 (as supplemented)

Effective January 1, 2016 (the “Effective Date”), the annual 12b-1 fee applicable to the Investor Class Shares of the Fund will be reduced to no greater than 0.10% of average daily net assets.  Accordingly, the following changes are made to the Fund’s Investor Class Prospectus and SAI:

1.	On the Effective Date, the “Annual Fund Operating Expenses” table (excluding the footnotes) in the Fund Summary portion of the Prospectus is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Innovator McKinley Income Fund Investor Class
Management fees	1.00%
Distribution and service (12b-1) fees	0.10%
Other expenses	0.29%
Acquired fund fees and expenses	1.20%
Total annual fund operating expenses	2.59%
(Less fees waived/expenses reimbursed)	(0.18%)
Total annual fund operating expenses after fee waivers and expense reimbursements	2.41%

2.	On the Effective Date, the “Expense” example table in the Fund Summary portion of the Prospectus is hereby revised as follows:

Expense Example	Innovator McKinley Income Fund Investor Class USD ($)
1 year	$ 244
3 years	788
5 years	1,359
10 years	$ 2,911

* * * Please keep this supplement for future reference. This supplement is dated November 13, 2015.